Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 16. Subsequent Events

On March 1, 2019, the Company received $1.6 million from the issuance of convertible notes under the 2018 Wellcome Trust Note, which were subsequently converted to Series B preferred stock in conjunction with the Series B stock purchase agreement discussed below.

On March 15, 2019, the Company entered into a Series B stock purchase agreement and issued 4,492,500 shares, or $68.0 million, of Series B Preferred Stock (the “Series B Financing”), of which $63.0 million of cash proceeds was received from new investors. All convertible notes outstanding at the time of the closing, which had original principal values of $4.3 million, were converted into 331,344 shares, or $5.0 million, of Series B Preferred Stock. As of March 15, 2019, the Company’s certificate of incorporation, as amended and restated, (the “Certificate of Incorporation”), authorized the Company to issue 12,031,700 shares of Preferred Stock, of which 4,412,500 shares have been designated as Series Seed Preferred Stock, 3,126,700 shares have been designated as Series A Preferred Stock, and 4,492,500 shares have been designated as Series B Preferred Stock. In conjunction with the Series B Financing, the 2009 Stock Incentive Plan was amended to increase the number of shares reserved for issuance by 1,458,064 shares to 3,911,138 shares.

On March 19, 2019, the Company issued 19,986 shares of common stock to PureTech Health upon exercise of remaining shares under the warrants issued to it, representing all of the outstanding warrants, resulting in proceeds to the Company of $0.1 million.

On March 28, 2019, the Company entered into an Amended and Restated Series B stock purchase agreement, authorizing the Company to issue up to 930,345 additional shares of Series B preferred stock, of which 792,602 shares were issued resulting in gross proceeds of $12.0 million. As of March 28, 2019, the Certificate of Incorporation authorized the Company to issue 12,962,045 shares of Preferred Stock, of which 4,412,500 shares have been designated as Series Seed Preferred Stock, 3,126,700 shares have been designated as Series A Preferred Stock, and 5,422,845 shares have been designated as Series B Preferred Stock. All of the Company’s authorized Series Seed Preferred Stock and Series A Preferred Stock, and 5,285,102 shares of Series B Preferred Stock, were outstanding as of March 28, 2019.